Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	Financial assets at fair value through other comprehensive income
Accounting for financial assets at fair value through other comprehensive income (FVOCI)
Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at FVOCI. They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Interest (calculated using the effective interest method) is recognised in the income statement in net interest income (Note 3). Upon disposal, the cumulative gain or loss recognised in other comprehensive income is included in net investment income (Note 6).
In determining whether the business model is achieved by both collecting contractual cash flows and selling financial assets, it is determined that both collecting contractual cash flows and selling financial assets are integral to achieving the objective of the business model. The Group will consider past sales and expectations about future sales to establish if the business model is achieved.
For equity securities that are not held for trading, the Group may make an irrevocable election on initial recognition to present subsequent changes in the fair value of the instrument in other comprehensive income (except for dividend income which is recognised in profit or loss). Gains or losses on the derecognition of these equity securities are not transferred to profit or loss. These assets are also not subject to the impairment requirements and therefore no amounts are recycled to the income statement. Where the Group has not made the irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income, equity securities are measured at fair value through profit or loss.

	2022	2021
	£m	£m
Debt securities and other eligible bills	64,832	60,798
Equity securities[a]	8	902
Loans and advances	222	53
Financial assets at fair value through other comprehensive income	65,062	61,753
Note
a 2021 includes Barclays’ equity stake in Absa Group Limited (Absa) which was sold in April 2022 and September 2022. The fair value of the stake sold in April 2022 was £557m and in September 2022 was £566m. The cumulative gains on disposal of £48m and £36m respectively were recognised within Retained earnings.